                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Fund of Funds
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FUND OF FUNDS PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

MORGAN STANLEY FUND OF FUNDS --
DOMESTIC AND INTERNATIONAL PORTFOLIOS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2004: DOMESTIC PORTFOLIO

                                                             LIPPER
                                              S&P          FLEXIBLE
                                              500         PORTFOLIO
CLASS A    CLASS B    CLASS C   CLASS D  INDEX(1)    FUNDS INDEX(2)
13.37%      13.03%     13.02%    13.54%    14.08%            11.84%

THE PERFORMANCE OF EACH FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. A FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE THE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

DOMESTIC MARKET CONDITIONS

Early in 2003, in the run-up to war in Iraq, the markets retested their October 2002 lows before rallying sharply. The rally cooled through the summer after a string of weak postwar economic data raised concerns about the viability of the economic recovery. By autumn, however, the economic news improved dramatically and the rally in stocks resumed through the end of the calendar year. In early 2004, economic growth remained well above trend, consumer spending and investment were generally buoyant and corporate earnings were robust. By the end of the first quarter, after a long-awaited correction in stocks, investor concerns shifted from the strength of the economic recovery to the timing of higher interest rates.

During the six-month period ended March 31, 2004, U.S. equity investors enjoyed gains across all sectors and capitalization levels. Overall, small caps outperformed large caps, and value beat growth. Among sectors, information technology issues outperformed across all market caps, followed closely by the consumer discretionary area. Within large caps, health care and energy were the laggards, although energy began to outperform in the second half of the period as sustained higher oil prices supported stronger earnings.

DOMESTIC PERFORMANCE ANALYSIS

Morgan Stanley Fund of Funds Domestic Portfolio underperformed the S&P 500 Index but outperformed its peers as represented by the Lipper Flexible Portfolio Funds Index for the six-month period ending March 31, 2004. The Domestic Portfolio is diversified across a wide selection of Morgan Stanley mutual funds that we increase or decrease exposure to as the market environment warrants. The Domestic Portfolio's fractional underperformance was due in large part to its 9 percent position in fixed-income and convertible securities, a tactical allocation that potentially provides a defensive buffer against stock market volatility. Despite March's long-awaited stock market correction, equities went on to outperform during the period, with our fixed-income allocation ultimately causing the portfolio to lag the S&P 500 Index. The Fund's holdings in utilities also dampened the Domestic Portfolio's performance, because that sector fell behind both the S&P and its cyclical peers.

Several of the Domestic Portfolio's positions aided its performance, however, led by information technology, which made the bulk of its contributions in the fourth quarter of 2003. We trimmed the Portfolio's exposure to this sector in early 2004 to take profits in anticipation of the market correction that then did occur in March. The Portfolio's positioning for this eventual market correction greatly aided performance. Additionally, our decision to increase the Portfolio's exposure to basic materials relative to the S&P 500 Index helped the Domestic Portfolio as high commodity prices, a falling U.S. dollar and high demand for exports like steel from China boosted this sector.

TOP HOLDINGS: DOMESTIC

Morgan Stanley S&P 500 Index                10.5%
Morgan Stanley Value Fund                    9.6
Morgan Stanley Dividend Growth               9.4
Morgan Stanley Value-Added Market            7.8
Morgan Stanley Financial Services Trust      6.7

DATA AS OF MARCH 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PROPORTION OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY -- DOMESTIC

THE DOMESTIC PORTFOLIO NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF THE UNDERLYING FUNDS DESCRIBED BELOW. THESE UNDERLYING FUNDS ARE INTENDED TO GIVE THE PORTFOLIO BROAD EXPOSURE TO THE U.S. EQUITY AND FIXED-INCOME MARKETS. AT ANY TIME THE PORTFOLIO'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., MAY ADD OR SUBSTITUTE UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST. IN DECIDING HOW TO ALLOCATE THE PORTFOLIO'S ASSETS AMONG THE SELECTED UNDERLYING FUNDS, THE INVESTMENT MANAGER CONSIDERS ITS OUTLOOK FOR THE U.S. ECONOMY AND FINANCIAL MARKETS AS WELL AS THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THE PORTFOLIO NORMALLY EXPECTS TO INVEST BETWEEN 50 AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN EQUITY SECURITIES AND UP TO 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN FIXED-INCOME SECURITIES. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE PORTFOLIO MUST INVEST IN ANY UNDERLYING FUND.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

MORGAN STANLEY FUND OF FUNDS --
DOMESTIC AND INTERNATIONAL PORTFOLIOS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2004: INTERNATIONAL PORTFOLIO

                                                                MORGAN
                                                               STANLEY           LIPPER
                                                               CAPITAL           INTER-
                                                         INTERNATIONAL         NATIONAL
                                                           (MSCI) EAFE            FUNDS
CLASS A        CLASS B         CLASS C         CLASS D        INDEX(1)         INDEX(2)
19.26%          18.84%          18.87%          19.51%          22.16%           21.21%

THE PERFORMANCE OF EACH FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. A FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE THE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

INTERNATIONAL MARKET CONDITIONS

International equities performed extremely well during the six-month period under review, as the MSCI EAFE Index returned 22 percent for the period versus 14 percent for the S&P 500 Index. Japan led the international charge over the past two quarters, advancing more than 24 percent in U.S. dollars. Overall, however, emerging markets generally gained more than developed ones during the period, in both U.S. dollars and local currencies. The emerging markets' relative outperformance can be attributed to their heavy emphasis on commodity exports and close tracking of the advanced markets. From a regional perspective, the MSCI Emerging Markets Europe Index returned the strongest results for U.S.-dollar-based investors, while both the MSCI Emerging Markets Latin America and MSCI Emerging Markets Asia indexes also produced significant returns for the period. Sector leadership mirrored the domestic markets as well, with economically sensitive sectors driving the market but defensive sectors lagging.

INTERNATIONAL PERFORMANCE ANALYSIS

For the period ended March 31, 2004, Morgan Stanley Fund of Funds International Portfolio underperformed both its benchmark, the MSCI EAFE Index, and its peer group, as represented by the Lipper International Funds Index. The Portfolio invests in six Morgan Stanley international funds: European Growth Fund, Japan Fund, International SmallCap Fund, International Value Equity, Pacific Growth Fund and Latin American Growth Fund. We adjust the Fund's exposure to these funds to take advantage of changes in global market conditions. Our slight underweighting in Europe hampered the International Portfolio's performance, because that region returned strong results for the period, in both U.S. dollars and local currencies. Europe benefited from both a weakened dollar and an accommodative fiscal policy put in place by the European Union. On a positive note, our best-performing geographical allocation was to Latin America, where emerging economies recovered quickly as global economic conditions continued strong.

To take advantage of current market dynamics we made some tactical moves to the International Portfolio during the period. To capture gains from more-economically sensitive markets we increased the Fund's exposure relative to the MSCI EAFE Index to small-cap stocks that we thought would rally during the period. Additionally, we increased the allocation to the International Value Equity portfolio, anticipating strong growth in value stocks. The combined effect of these two moves was to reduce the International Portfolio's relatively large overweighting in Japan.

TOP HOLDINGS: INTERNATIONAL

Morgan Stanley European Growth Fund            46.9%
Morgan Stanley Japan Fund                      23.9
Morgan Stanley International SmallCap           9.0
Morgan Stanley International Value Equity       8.5
Morgan Stanley Pacific Growth                   8.2

DATA AS OF MARCH 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PROPORTION OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY -- INTERNATIONAL

THE INTERNATIONAL PORTFOLIO NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN SHARES OF THE UNDERLYING FUNDS DESCRIBED BELOW. THESE UNDERLYING FUNDS ARE INTENDED TO GIVE THE PORTFOLIO BROAD INTERNATIONAL EXPOSURE. AT ANY TIME THE PORTFOLIO'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY ADD OR SUBSTITUTE UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST. IN DECIDING HOW TO ALLOCATE THE PORTFOLIO'S ASSETS AMONG THE SELECTED UNDERLYING FUNDS, THE INVESTMENT MANAGER CONSIDERS ITS OUTLOOK FOR THE VARIOUS ECONOMIES AND FINANCIAL MARKETS WORLDWIDE, AND THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE PORTFOLIO MUST INVEST IN ANY UNDERLYING FUND.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

APPROVAL OF PLAN OF LIQUIDATION AND DISSOLUTION

ON APRIL 22, 2004, THE BOARD OF TRUSTEES APPROVED A PLAN OF LIQUIDATION AND DISSOLUTION, PURSUANT TO WHICH SUBSTANTIALLY ALL OF THE ASSETS OF THE INTERNATIONAL PORTFOLIO OF THE FUND WOULD BE LIQUIDATED, KNOWN LIABILITIES OF THE INTERNATIONAL PORTFOLIO SATISFIED AND THE REMAINING PROCEEDS DISTRIBUTED TO THE INTERNATIONAL PORTFOLIO'S SHAREHOLDERS (THE "LIQUIDATION"). THE LIQUIDATION IS SUBJECT TO THE APPROVAL OF SHAREHOLDERS OF THE INTERNATIONAL PORTFOLIO AT A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OR ABOUT AUGUST 13, 2004. A PROXY STATEMENT FORMALLY DETAILING THE PROPOSAL AND THE REASONS FOR THE LIQUIDATION WILL BE DISTRIBUTED TO SHAREHOLDERS OF THE INTERNATIONAL PORTFOLIO. ANY CONTINGENT DEFERRED SALES CHARGE THAT WOULD BE APPLICABLE TO A SHAREHOLDER OF THE INTERNATIONAL PORTFOLIO'S CLASS B OR CLASS C SHARES WILL BE WAIVED WITH RESPECT TO THE LIQUIDATION. EFFECTIVE APRIL 30, 2004, THE FUND WILL NO LONGER OFFER SHARES OF THE INTERNATIONAL PORTFOLIO.

PERFORMANCE SUMMARY


DOMESTIC PORTFOLIO--AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2004

                                   CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+        CLASS D SHARES++
                                  (SINCE 11/25/97)      (SINCE 11/25/97)       (SINCE 11/25/97)       (SINCE 11/25/97)
SYMBOL                                      DOFAX                 DOFBX                  DOFCX                  DOFDX
1 YEAR                                      40.69%(3)             39.68%(3)              39.62%(3)              40.95%(3)
                                            33.31(4)              34.68(4)               38.62(4)                   -
5 YEARS                                      1.95(3)               1.18(3)                1.20(3)                2.19(3)
                                             0.86(4)               0.85(4)                1.20(4)                   -
SINCE INCEPTION                              4.02(3)               3.25(3)                3.33(3)                4.27(3)
                                             3.14(4)               3.25(4)                3.33(4)                   -

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

INTERNATIONAL PORTFOLIO--AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31,
2004

                                   CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+        CLASS D SHARES++
                                  (SINCE 11/25/97)      (SINCE 11/25/97)       (SINCE 11/25/97)       (SINCE 11/25/97)
SYMBOL                                      IOFAX                 IOFBX                  IOFCX                  IOFDX
1 YEAR                                      49.79%(3)             48.76%(3)              48.84%(3)              50.35%(3)
                                            41.92(4)              43.76(4)               47.84(4)                   -
5 YEARS                                      0.76(3)               0.03(3)                0.05(3)                1.05(3)
                                            (0.32)(4)             (0.33)(4)               0.05(4)                   -
SINCE INCEPTION                              2.66(3)               1.91(3)                1.98(3)                2.92(3)
                                             1.79(4)               1.91(4)                1.98(4)                   -

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.7%)
   70,187     Morgan Stanley Aggressive Equity Fund*                                                    $    634,494
    9,178     Morgan Stanley Biotechnology Fund                                                              151,623
   76,521     Morgan Stanley Capital Opportunities Trust*                                                  1,033,795
  110,537     Morgan Stanley Convertible Securities Trust                                                  1,806,180
  101,835     Morgan Stanley Developing Growth Securities Trust*                                           2,023,466
   84,948     Morgan Stanley Dividend Growth Securities Inc.                                               3,531,298
  158,844     Morgan Stanley Financial Services Trust                                                      2,492,256
  143,422     Morgan Stanley Growth Fund*                                                                  1,748,317
   40,487     Morgan Stanley Health Sciences Trust*                                                          795,980
  121,111     Morgan Stanley Income Builder Fund                                                           1,297,104
   73,251     Morgan Stanley Information Fund*                                                               755,950
   92,363     Morgan Stanley Nasdaq-100 Index Fund*                                                          763,840
  145,106     Morgan Stanley Natural Resource Development Securities Inc.*                                 2,211,414
  318,787     Morgan Stanley S&P 500 Index Fund                                                            3,924,265
   92,204     Morgan Stanley Special Growth Fund*                                                          1,431,001
   96,608     Morgan Stanley Special Value Fund*                                                           1,864,533
  115,163     Morgan Stanley Total Market Index Fund                                                       1,110,169
  188,361     Morgan Stanley U. S. Government Securities Trust                                             1,753,637
   96,260     Morgan Stanley Utilities Fund                                                                1,122,395
  300,590     Morgan Stanley Value Fund                                                                    3,586,042
   84,756     Morgan Stanley Value-Added Market Series/Equity Portfolio                                    2,907,991
                                                                                                        ------------
              TOTAL COMMON STOCKS
               (COST $32,786,183)                                                                         36,945,750
                                                                                                        ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              SHORT-TERM INVESTMENT (0.9%)
              REPURCHASE AGREEMENT
  $   335     Joint repurchase agreement account 1.055% due 04/01/04 (dated 03/31/04;
               proceeds $335,010) (a) (COST $335,000)                                                        335,000
                                                                                                        ------------
              TOTAL INVESTMENTS
               (COST $33,121,183) (b)                                                         99.6%       37,280,750
              OTHER ASSETS IN EXCESS OF LIABILITIES                                            0.4           163,806
                                                                                             -----      ------------
              NET ASSETS                                                                     100.0%     $ 37,444,556
                                                                                             =====      ============

----------
    *  NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS AND NET UNREALIZED APPRECIATION IS $4,159,567.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- INTERNATIONAL

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                                                                                   VALUE
--------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.1%)
 2,543,436    Morgan Stanley European Growth Fund Inc.                                                  $ 38,533,057
   539,286    Morgan Stanley International SmallCap Fund*                                                  7,404,400
   575,616    Morgan Stanley International Value Equity Fund                                               6,941,924
 2,555,587    Morgan Stanley Japan Fund*                                                                  19,601,348
   159,580    Morgan Stanley Latin American Growth Fund*                                                   2,192,634
   489,912    Morgan Stanley Pacific Growth Fund Inc.*                                                     6,755,892
                                                                                                        ------------
              TOTAL COMMON STOCKS
               (COST $78,297,648)                                                                         81,429,255
                                                                                                        ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
              SHORT-TERM INVESTMENT (0.4%)
              REPURCHASE AGREEMENT
   $  317     Joint repurchase agreement account 1.055% due 04/01/04 (dated 03/31/04;
               proceeds $317,009) (a) (COST $317,000)                                                        317,000
                                                                                                        ------------

              TOTAL INVESTMENTS
               (COST $78,614,648) (b)                                                         99.5%       81,746,255
              OTHER ASSETS IN EXCESS OF LIABILITIES                                            0.5           374,711
                                                                                             -----      ------------
              NET ASSETS                                                                     100.0%     $ 82,120,966
                                                                                             =====      ============

----------
    *  NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,758,101 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,626,494, RESULTING IN NET UNREALIZED APPRECIATION OF $3,131,607.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

                                                                                     DOMESTIC      INTERNATIONAL
                                                                                   -------------   -------------
ASSETS:
Investments in securities, at value
  (cost $33,121,183 and $78,614,648, respectively)                                 $  37,280,750   $  81,746,255
Cash                                                                                      47,704             263
Receivable for shares of beneficial interest sold                                        192,909         579,876
Receivable from affiliate                                                                  6,624          12,265
Prepaid expenses and other assets                                                         11,934          24,658
                                                                                   -------------   -------------
    TOTAL ASSETS                                                                      37,539,921      82,363,317
                                                                                   -------------   -------------
LIABILITIES:
Payable for:
  Distribution fee                                                                        32,188          23,564
  Shares of beneficial interest redeemed                                                  45,115         183,074
Accrued expenses and other payables                                                       18,062          35,713
                                                                                   -------------   -------------
    TOTAL LIABILITIES                                                                     95,365         242,351
                                                                                   -------------   -------------
    NET ASSETS                                                                     $  37,444,556   $  82,120,966
                                                                                   =============   =============

COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $  41,562,654   $ 106,182,425
Net unrealized appreciation                                                            4,159,567       3,131,607
Undistributed net investment income                                                       38,142         280,044
Accumulated net realized loss                                                         (8,315,807)    (27,473,110)
                                                                                   -------------   -------------
    NET ASSETS                                                                     $  37,444,556   $  82,120,966
                                                                                   =============   =============
CLASS A SHARES:
Net Assets                                                                         $   1,625,164   $   1,262,260
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                166,669         119,209
    NET ASSET VALUE PER SHARE                                                      $        9.75   $       10.59
                                                                                   =============   =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $       10.29   $       11.18
                                                                                   =============   =============
CLASS B SHARES:
Net Assets                                                                         $  31,020,689   $  24,058,928
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              3,251,618       2,353,476
    NET ASSET VALUE PER SHARE                                                      $        9.54   $       10.22
                                                                                   =============   =============
CLASS C SHARES:
Net Assets                                                                         $   4,634,367   $   2,469,165
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                485,451         240,479
    NET ASSET VALUE PER SHARE                                                      $        9.55   $       10.27
                                                                                   =============   =============
CLASS D SHARES:
Net Assets                                                                         $     164,336   $  54,330,613
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 16,750       5,070,384
    NET ASSET VALUE PER SHARE                                                      $        9.81   $       10.72
                                                                                   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                                                     DOMESTIC      INTERNATIONAL
                                                                                   -------------   -------------
NET INVESTMENT INCOME:
INCOME
Dividends                                                                          $     189,031   $     396,320
Interest                                                                                   6,855           6,168
                                                                                   -------------   -------------
    TOTAL INCOME                                                                         195,886         402,488
                                                                                   -------------   -------------
EXPENSES
Distribution fee (Class A shares)                                                          1,513           1,270
Distribution fee (Class B shares)                                                        136,350         110,449
Distribution fee (Class C shares)                                                         19,881          10,725
Transfer agent fees and expenses                                                          26,882          65,039
Professional fees                                                                         20,242          24,479
Registration fees                                                                         11,461          29,139
Shareholder reports and notices                                                           16,441          31,909
Other                                                                                      3,994           9,290
                                                                                   -------------   -------------
    TOTAL EXPENSES                                                                       236,764         282,300
Less: amounts waived/reimbursed                                                          (79,020)       (159,856)
                                                                                   -------------   -------------
    NET EXPENSES                                                                         157,744         122,444
                                                                                   -------------   -------------
    NET INVESTMENT INCOME                                                                 38,142         280,044
                                                                                   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss)                                                                 694,399         (17,610)
Capital gain distributions received                                                      246,439              --
                                                                                   -------------   -------------
    NET REALIZED GAIN (LOSS)                                                             940,838         (17,610)

Net change in unrealized appreciation                                                  2,646,639      12,165,989
                                                                                   -------------   -------------
    NET GAIN                                                                           3,587,477      12,148,379
                                                                                   -------------   -------------
NET INCREASE                                                                       $   3,625,619   $  12,428,423
                                                                                   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   DOMESTIC                           INTERNATIONAL
                                                      ----------------------------------   -----------------------------------
                                                        FOR THE SIX      FOR THE YEAR        FOR THE SIX       FOR THE YEAR
                                                       MONTHS ENDED         ENDED           MONTHS ENDED          ENDED
                                                      MARCH 31, 2004  SEPTEMBER 30, 2003    MARCH 31,2004   SEPTEMBER 30, 2003
                                                      --------------  ------------------   --------------   ------------------
                                                       (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                          $       38,142    $     (129,623)    $      280,044     $     (182,209)
Net realized gain (loss)                                     940,838        (1,820,274)           (17,610)       (12,332,725)
Net change in unrealized depreciation                      2,646,639         7,306,012         12,165,989         23,285,667
                                                      --------------    --------------     --------------     --------------

    NET INCREASE                                           3,625,619         5,356,115         12,428,423         10,770,733

Net increase (decrease) from
transactions in shares of
beneficial interest                                        8,432,009        (1,607,685)         6,210,211         (5,080,989)
                                                      --------------    --------------     --------------     --------------

    NET INCREASE                                          12,057,628         3,748,430         18,638,634          5,689,744

NET ASSETS:
Beginning of period                                       25,386,928        21,638,498         63,482,332         57,792,588
                                                      --------------    --------------     --------------     --------------

END OF PERIOD                                         $   37,444,556    $   25,386,928     $   82,120,966     $   63,482,332
                                                      ==============    ==============     ==============     ==============

UNDISTRIBUTED NET INVESTMENT INCOME                   $       38,142                --     $      280,044                 --
                                                      ==============    ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:

PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Domestic       Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.

International  Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until December 31, 2004. At March 31, 2004, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $4,040,203 and $2,440,832, respectively at March 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.23% and 1.0% and 0.25% and 1.0%, respectively.

The Distributor has informed Domestic and International that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares $24,499 and $18,485 and Class C shares of $221 and $246, respectively and received $24,532 and $10,107, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $16,777,583 and $7,042,487, respectively, for Domestic and $6,841,797 and
$395,389, respectively, for International.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent. At March 31, 2004, the Funds had transfer agent fees and expenses payable of approximately $400 and $40, respectively for Domestic and International.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, Domestic had a net capital loss carryforward of $7,303,064 of which $201,640 will expire on September 30, 2009, $672,400 will expire on September 30, 2010 and $6,429,024 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, International had a net capital loss carryforward of $12,339,722 of which $2,122,277 will expire on September 30, 2010, and $10,217,445 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, Domestic and International had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                      DOMESTIC
                                        ------------------------------------------------------------------
                                                 FOR THE SIX                           FOR THE YEAR
                                                MONTHS ENDED                              ENDED
                                               MARCH 31, 2004                       SEPTEMBER 30, 2003
                                        ----------------------------           ---------------------------
                                                (UNAUDITED)
                                          SHARES          AMOUNT                SHARES          AMOUNT
                                        ---------     --------------           --------     --------------
CLASS A
Sold                                       91,453     $      866,138            137,198     $    1,029,447
Redeemed                                  (28,370)          (264,721)          (160,015)        (1,199,423)
                                        ---------     --------------           --------     --------------
Net increase (decrease) --
 Class A                                   63,083            601,417            (22,817)          (169,976)
                                        ---------     --------------           --------     --------------

CLASS B
Sold                                    1,059,133          9,768,719            573,877          4,530,971
Redeemed                                 (390,085)        (3,612,500)          (780,681)        (5,792,811)
                                        ---------     --------------           --------     --------------
Net increase (decrease) --
 Class B                                  669,048          6,156,219           (206,804)        (1,261,840)
                                        ---------     --------------           --------     --------------

CLASS C
Sold                                      215,909          1,972,221             75,812            595,381
Redeemed                                  (40,857)          (378,372)          (100,056)          (720,626)
                                        ---------     --------------           --------     --------------
Net increase (decrease) --
 Class C                                  175,052          1,593,849            (24,244)          (125,245)
                                        ---------     --------------           --------     --------------

CLASS D
Sold                                       10,304             96,802              1,262              9,367
Redeemed                                   (1,661)           (16,278)            (8,107)           (59,991)
                                        ---------     --------------           --------     --------------
Net increase (decrease) --
 Class D                                    8,643             80,524             (6,845)           (50,624)
                                        ---------     --------------           --------     --------------
Net increase (decrease) in Fund           915,826     $    8,432,009           (260,710)    $   (1,607,685)
                                        =========     ==============           ========     ==============

                                                                  INTERNATIONAL
                                        ------------------------------------------------------------------
                                                 FOR THE SIX                         FOR THE YEAR
                                                 MONTHS ENDED                           ENDED
                                                MARCH 31, 2004                    SEPTEMBER 30, 2003
                                        ----------------------------         -----------------------------
                                                 (UNAUDITED)
                                          SHARES          AMOUNT               SHARES           AMOUNT
                                        ---------     --------------         ----------     --------------
CLASS A
Sold                                       56,319     $      566,828          7,880,363     $   62,215,562
Redeemed                                  (40,864)          (394,370)        (8,022,935)       (63,959,883)
                                        ---------     --------------         ----------     --------------
Net increase (decrease) --
 Class A                                   15,455            172,458           (142,572)        (1,744,321)
                                        ---------     --------------         ----------     --------------

CLASS B
Sold                                      434,936          4,224,688            604,246          4,568,187
Redeemed                                 (388,869)        (3,740,457)        (1,236,232)        (9,309,015)
                                        ---------     --------------         ----------     --------------
Net increase (decrease) --
 Class B                                   46,067            484,231           (631,986)        (4,740,828)
                                        ---------     --------------         ----------     --------------

CLASS C
Sold                                       66,402            640,665          1,084,981          8,319,205
Redeemed                                  (33,865)          (320,081)        (1,126,497)        (8,664,056)
                                        ---------     --------------         ----------     --------------
Net increase (decrease) --
 Class C                                   32,537            320,584            (41,516)          (344,851)
                                        ---------     --------------         ----------     --------------

CLASS D
Sold                                    1,074,535         10,929,157          3,706,955         28,811,446
Redeemed                                 (564,631)        (5,696,219)        (3,491,521)       (27,062,435)
                                        ---------     --------------         ----------     --------------
Net increase (decrease) --
 Class D                                  509,904          5,232,938            215,434          1,749,011
                                        ---------     --------------         ----------     --------------
Net increase (decrease) in Fund           603,963     $    6,210,211           (600,640)    $   (5,080,989)
                                        =========     ==============         ==========     ==============

8. SUBSEQUENT EVENT -- PORTFOLIO LIQUIDATION

On April 22, 2004, the Trustees recommended the liquidation of International. The liquidation is subject to the approval of International's shareholders at a meeting scheduled to be held on or about August 16, 2004. If approved, the liquidation will occur as soon as is reasonable and practicable.

Effective April 30, 2004, the Fund ceased offering shares of International.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                    NET ASSET         NET                                                                                TOTAL
                      VALUE       INVESTMENT      NET REALIZED     TOTAL FROM                       DISTRIBUTIONS      DIVIDENDS
  YEAR ENDED        BEGINNING       INCOME       AND UNREALIZED    INVESTMENT       DIVIDENDS TO         TO               AND
 SEPTEMBER 30       OF PERIOD      (LOSS)++        GAIN (LOSS)     OPERATIONS       SHAREHOLDERS    SHAREHOLDERS     DISTRIBUTIONS
---------------   ------------   -------------   --------------   -------------    -------------    -------------    -------------
DOMESTIC
CLASS A
1999              $       9.72   $        0.46   $         1.93   $        2.39    $       (0.36)   $       (0.21)   $       (0.57)
2000                     11.54            0.38             1.83            2.21            (0.29)           (1.09)           (1.38)
2001                     12.37            0.11            (3.21)          (3.10)           (0.31)           (0.79)           (1.10)
2002                      8.17            0.05            (1.45)          (1.40)           (0.08)              --            (0.08)
2003                      6.69            0.01             1.90            1.91               --               --               --
2004*                     8.60            0.04             1.11            1.15               --               --               --

CLASS B
1999                      9.67            0.35             1.94            2.29            (0.29)           (0.21)           (0.50)
2000                     11.46            0.30             1.81            2.11            (0.20)           (1.09)           (1.29)
2001                     12.28            0.01            (3.16)          (3.15)           (0.25)           (0.79)           (1.04)
2002                      8.09           (0.02)           (1.44)          (1.46)           (0.01)              --            (0.01)
2003                      6.62           (0.05)            1.87            1.82               --               --               --
2004*                     8.44            0.01             1.09            1.10               --               --               --

CLASS C
1999                      9.67            0.40             1.94            2.34            (0.28)           (0.21)           (0.49)
2000                     11.52            0.31             1.80            2.11            (0.25)           (1.09)           (1.34)
2001                     12.29            0.01            (3.17)          (3.16)           (0.26)           (0.79)           (1.05)
2002                      8.08           (0.02)           (1.42)          (1.44)           (0.01)              --            (0.01)
2003                      6.63           (0.05)            1.87            1.82               --               --               --
2004*                     8.45            0.01             1.09            1.10               --               --               --

CLASS D
1999                      9.74            0.46             1.96            2.42            (0.39)           (0.21)           (0.60)
2000                     11.56            0.48             1.75            2.23            (0.31)           (1.09)           (1.40)
2001                     12.39            0.13            (3.21)          (3.08)           (0.33)           (0.79)           (1.12)
2002                      8.19            0.07            (1.45)          (1.38)           (0.10)              --            (0.10)
2003                      6.71            0.03             1.90            1.93               --               --               --
2004*                     8.64            0.06             1.11            1.17               --               --               --

----------
 *   FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED).
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED
(2)  ANNUALIZED
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                                                                                   (AFTER EXPENSES
                                                                                                 WERE ASSUMED)(3)(4)
                                 NET ASSET                              NET ASSETS       -----------------------------------
                                   VALUE                                  END OF                                   NET
  YEAR ENDED                       END OF              TOTAL              PERIOD                                INVESTMENT
 SEPTEMBER 30                      PERIOD             RETURN+             (000'S)            EXPENSES         INCOME (LOSS)
---------------               ---------------    ---------------     ---------------     ---------------     ---------------
DOMESTIC
CLASS A
1999                          $         11.54              25.00%    $         1,097                0.23%               3.92%
2000                                    12.37              20.16               1,493                0.24                3.35
2001                                     8.17             (27.24)                976                0.23                0.91
2002                                     6.69             (17.44)                846                0.24                0.50
2003                                     8.60              28.55                 891                0.23                0.16
2004*                                    9.75              13.37(1)            1,625                0.23(2)             0.97(2)

CLASS B
1999                                    11.46              23.96              26,007                1.00                3.15
2000                                    12.28              19.29              28,974                1.00                2.59
2001                                     8.09             (27.79)             26,364                1.00                0.14
2002                                     6.62             (18.05)             18,474                1.00               (0.26)
2003                                     8.44              27.49              21,804                1.00               (0.61)
2004*                                    9.54              13.03(1)           31,021                1.00(2)             0.20(2)

CLASS C
1999                                    11.52              24.55               1,364                0.54                3.61
2000                                    12.29              19.23               1,954                1.00                2.59
2001                                     8.08             (27.79)              2,643                1.00                0.14
2002                                     6.63             (18.00)              2,218                1.00               (0.26)
2003                                     8.45              27.45               2,623                1.00               (0.61)
2004*                                    9.55              13.02(1)            4,634                1.00(2)             0.20(2)

CLASS D
1999                                    11.56              25.28                  15                  --                4.15
2000                                    12.39              20.39                  37                  --                3.59
2001                                     8.19             (27.07)                 93                  --                1.14
2002                                     6.71             (17.18)                100                  --                0.74
2003                                     8.64              28.76                  70                  --                0.39
2004*                                    9.81              13.54(1)              164                  --                1.20(2)

                                      RATIOS TO AVERAGE
                                          NET ASSETS
                                       (BEFORE EXPENSES
                                     WERE ASSUMED)(3)(4)
                              ----------------------------------
                                                       NET              PORTFOLIO
  YEAR ENDED                                       INVESTMENT           TURNOVER
 SEPTEMBER 30                     EXPENSES        INCOME (LOSS)           RATE
---------------               ---------------    ---------------     ---------------
DOMESTIC
CLASS A
1999                                     0.67%              3.48%                295%
2000                                     0.67               2.92                 434
2001                                     0.57               0.57                 177
2002                                     0.63               0.11                 163
2003                                     0.67              (0.28)                 87
2004*                                    0.71(2)            0.49(2)               23(1)

CLASS B
1999                                     1.44               2.71                 295
2000                                     1.43               2.16                 434
2001                                     1.34              (0.20)                177
2002                                     1.39              (0.65)                163
2003                                     1.44              (1.05)                 87
2004*                                    1.48(2)           (0.28)(2)              23(1)

CLASS C
1999                                     0.98               3.17                 295
2000                                     1.43               2.16                 434
2001                                     1.34              (0.20)                177
2002                                     1.39              (0.65)                163
2003                                     1.44              (1.05)                 87
2004*                                    1.48(2)           (0.28)(2)              23(1)

CLASS D
1999                                     0.44               3.71                 295
2000                                     0.43               3.16                 434
2001                                     0.34               0.80                 177
2002                                     0.39               0.35                 163
2003                                     0.44              (0.05)                 87
2004*                                    0.48(2)            0.72(2)               23(1)

MORGAN STANLEY FUND OF FUNDS -- INTERNATIONAL

FINANCIAL HIGHLIGHTS

                    NET ASSET         NET                                                                                TOTAL
                      VALUE       INVESTMENT      NET REALIZED     TOTAL FROM                       DISTRIBUTIONS      DIVIDENDS
  YEAR ENDED        BEGINNING       INCOME       AND UNREALIZED    INVESTMENT       DIVIDENDS TO         TO               AND
 SEPTEMBER 30       OF PERIOD      (LOSS)++        GAIN (LOSS)     OPERATIONS       SHAREHOLDERS    SHAREHOLDERS     DISTRIBUTIONS
---------------   ------------   -------------   --------------   -------------    -------------    -------------    -------------
INTERNATIONAL
CLASS A
1999              $       9.08   $        0.10   $         3.56   $        3.66               --               --               --
2000                     12.74            0.03             0.85            0.88            (0.04)   $       (0.99)   $       (1.03)
2001                     12.59            0.09            (3.74)          (3.65)           (0.07)           (0.12)           (0.19)
2002                      8.75            0.08            (1.24)          (1.16)           (0.11)              --            (0.11)
2003                      7.48           (0.01)            1.41            1.40               --               --               --
2004*                     8.88            0.04             1.67            1.71               --               --               --

CLASS B
1999                      9.03            0.02             3.51            3.53               --               --               --
2000                     12.56           (0.08)            0.86            0.78            (0.01)           (0.99)           (1.00)
2001                     12.34            0.01            (3.67)          (3.66)           (0.05)           (0.12)           (0.17)
2002                      8.51            0.03            (1.22)          (1.19)           (0.03)              --            (0.03)
2003                      7.29           (0.07)            1.38            1.31               --               --               --
2004*                     8.60            0.01             1.61            1.62               --               --               --

CLASS C
1999                      9.03            0.07             3.51            3.58               --               --               --
2000                     12.61           (0.08)            0.86            0.78            (0.03)           (0.99)           (1.02)
2001                     12.37            0.02            (3.69)          (3.67)           (0.05)           (0.12)           (0.17)
2002                      8.53            0.03            (1.23)          (1.20)           (0.01)              --            (0.01)
2003                      7.32           (0.07)            1.39            1.32               --               --               --
2004*                     8.64            0.00             1.63            1.63               --               --               --

CLASS D
1999                      9.09            0.23             3.46            3.69               --               --               --
2000                     12.78            0.04             0.89            0.93            (0.06)           (0.99)           (1.05)
2001                     12.66            0.12            (3.78)          (3.66)           (0.08)           (0.12)           (0.20)
2002                      8.80            0.11            (1.25)          (1.14)           (0.13)              --            (0.13)
2003                      7.53            0.00             1.44            1.44               --               --               --
2004*                     8.97            0.06             1.69            1.75               --               --               --

----------
 *   FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED).
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                  RATIOS TO AVERAGE
                                                                                                      NET ASSETS
                                                                                                   (AFTER EXPENSES
                                                                                                 WERE ASSUMED)(3)(4)
                                 NET ASSET                              NET ASSETS       -----------------------------------
                                   VALUE                                  END OF                                   NET
  YEAR ENDED                       END OF              TOTAL              PERIOD                                INVESTMENT
 SEPTEMBER 30                      PERIOD             RETURN+             (000'S)            EXPENSES         INCOME (LOSS)
---------------               ---------------    ---------------     ---------------     ---------------     ---------------
INTERNATIONAL
CLASS A
1999                          $         12.74              40.31%    $         1,074                0.24%               0.91%
2000                                    12.59               6.19               3,366                0.24                0.12
2001                                     8.75             (29.38)              1,629                0.16                0.93
2002                                     7.48             (13.46)              1,843                0.24                1.04
2003                                     8.88              18.72                 921                0.23               (0.17)
2004*                                   10.59              19.26(1)            1,262                0.25(2)             0.85(2)

CLASS B
1999                                    12.56              39.09               6,615                1.00                0.15
2000                                    12.34               5.48              43,697                1.00               (0.64)
2001                                     8.51             (30.01)             29,980                1.00                0.09
2002                                     7.29             (14.07)             21,423                1.00                0.28
2003                                     8.60              17.97              19,849                1.00               (0.94)
2004*                                   10.22              18.84(1)           24,059                1.00(2)             0.10(2)

CLASS C
1999                                    12.61              39.65                 442                0.77                0.38
2000                                    12.37               5.46               4,246                1.00               (0.64)
2001                                     8.53             (30.02)              2,512                1.00                0.09
2002                                     7.32             (14.07)              1,826                0.98                0.30
2003                                     8.64              18.03               1,796                1.00               (0.94)
2004*                                   10.27              18.87(1)            2,469                1.00(2)             0.10(2)

CLASS D
1999                                    12.78              40.59                 564                  --                1.15
2000                                    12.66               6.56              43,645                  --                0.36
2001                                     8.80             (29.31)             37,188                  --                1.09
2002                                     7.53             (13.20)             32,701                  --                1.28
2003                                     8.97              19.12              40,916                  --                0.06
2004*                                   10.72              19.51(1)           54,331                  --                1.10(2)

                                      RATIOS TO AVERAGE
                                          NET ASSETS
                                       (BEFORE EXPENSES
                                     WERE ASSUMED)(3)(4)
                              ----------------------------------
                                                       NET              PORTFOLIO
  YEAR ENDED                                       INVESTMENT           TURNOVER
 SEPTEMBER 30                     EXPENSES        INCOME (LOSS)           RATE
---------------               ---------------    ---------------     ---------------
INTERNATIONAL
CLASS A
1999                                     1.34%             (0.19)%               154%
2000                                     0.60              (0.24)                 85
2001                                     0.42               0.67                  22
2002                                     0.57               0.71                  22
2003                                     0.58              (0.52)                 28
2004*                                    0.69(2)            0.41(2)                1(1)

CLASS B
1999                                     2.10              (0.95)                154
2000                                     1.36              (1.00)                 85
2001                                     1.26              (0.17)                 22
2002                                     1.33              (0.05)                 22
2003                                     1.35              (1.29)                 28
2004*                                    1.44(2)           (0.34)(2)               1(1)

CLASS C
1999                                     1.87              (0.72)                154
2000                                     1.36              (1.00)                 85
2001                                     1.26              (0.17)                 22
2002                                     1.31              (0.03)                 22
2003                                     1.35              (1.29)                 28
2004*                                    1.44(2)           (0.34)(2)               1(1)

CLASS D
1999                                     1.10               0.05                 154
2000                                     0.36               0.00                  85
2001                                     0.26               0.83                  22
2002                                     0.33               0.95                  22
2003                                     0.35              (0.29)                 28
2004*                                    0.44(2)            0.66(2)                1(1)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley


[MORGAN STANLEY LOGO]

3601 6RPT-RA04-00147P-Y03/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                   FUND OF FUNDS


                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2004

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 -- Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004